Unit-Based Compensation	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Unit-Based Compensation

Note 12. Unit-Based Compensation

Pursuant to the Amended and Restated Limited Liability Company Agreement dated August 2025 to provide appropriate equity-based incentives to key employees, the Company issued Profit Interest Units to individuals in exchange for services rendered to or on behalf of the Company. These units, once granted, are generally subject to vesting conditions, which may vary by individual.

Profit Interest Units do not require any capital contribution and entitle holders to share in the future appreciation of the Company’s fair market value through distributions. A Profit Interest Unit becomes eligible for distributions only if: (i) the unit is vested as of the distribution date, and (ii) the total distribution amount exceeds a threshold (or “Participation Threshold”) amount established by the Board on the date of grant. Holders of Profit Interest Units, however, have no voting rights with respect to such units on matters concerning the Company’s business or affairs.

The Profit Interest Units are accounted for as unit-based compensation in accordance with ASC 718, Compensation – Stock Compensation. These units generally vest over two years and do not have a contractual expiration date. The Profit Interest Units are subject to forfeiture until the service-based vesting requirement is satisfied through continued employment or service with the Company.

The following is a summary of the Profit Interest Unit activity for the three months ended March 31, 2026:

	Profit Interest Units	Weighted Average Profit Interest Unit Participation Threshold
Unvested balance as of December 31, 2025	4,023	$1,322
Granted	-	-
Vested	(743)	1,291
Forfeited	-	-
Unvested balance as of March 31, 2026	3,280	$1,330
Vested balance as of March 31, 2026	870	$1,746

During the three months ended March 31, 2026 and 2025, the Company recorded unit-based compensation expense of $198 and $202, respectively related to the Class B Units. As of March 31, 2026, unamortized stock-based compensation related to the unvested Class B Units totaled $51, which is expected to be recognized over a weighted-average period of 0.19 years.

Note 12. Unit-Based Compensation

Pursuant to the Amended and Restated Limited Liability Company Agreement dated August 2025 to provide appropriate equity-based incentives to key employees, the Company issued Profit Interest Units to individuals in exchange for services rendered to or on behalf of the Company. These units, once granted, are generally subject to vesting conditions, which may vary by individual.

Profit Interest Units do not require any capital contribution and entitle holders to share in the future appreciation of the Company’s fair market value through distributions. A Profit Interest Unit becomes eligible for distributions only if: (i) the unit is vested as of the distribution date, and (ii) the total distribution amount exceeds a threshold (or “Participation Threshold”) amount established by the Board on the date of grant. Holders of Profit Interest Units, however, have no voting rights with respect to such units on matters concerning the Company’s business or affairs.

The Profit Interest Units are accounted for as unit-based compensation in accordance with ASC 718, Compensation – Stock Compensation. These units generally vest over two years and do not have a contractual expiration date. The Profit Interest Units are subject to forfeiture until the service-based vesting requirement is satisfied through continued employment or service with the Company.

The following is a summary of the Profit Interest Unit activity for the year ended December 31, 2025:

	Profit Interest Units	Weighted Average Profit Interest Unit Participation Threshold
Unvested balance as of December 31, 2023	-	$-
Granted	3,643	1,000
Vested	-	-
Forfeited	-	-
Unvested balance as of December 31, 2024	3,643	1,000
Granted	506	4,418
Vested	(126)	4,418
Forfeited	-	-
Unvested balance as of December 31, 2025	4,023	$1,322
Vested balance as of December 31, 2025	126	$4,418

During the years ended December 31, 2025, the Company granted 506 profit interest units that include post-termination restrictive covenants. The Company determined that these awards do not contain substantive service conditions for accounting purposes under ASC 718. Accordingly, compensation cost related to these awards was recognized upon grant based on the grant date fair value.

During the years ended December 31, 2025 and 2024, the Company recorded unit-based compensation expense of $13,425 and $568, respectively, related to the Profit Interest Units to selling, general and administrative expense within the consolidated statements of operations. As of December 31, 2025, unrecognized unit-based compensation expense related to the Profit Interest Units was $248, which is expected to be recognized over a weighted-average period of approximately 0.41 years.

The weighted-average grant date fair value per Profit Interest Units granted during the year ended December 31, 2025 and 2024 were $24,921 and $448, respectively. The total fair value of vested options during December 31, 2025 and 2024 was $3,152 and $0, respectively.

The Company estimated the fair value of the Profit Interest Units using the OPM on the date of grant. The assumptions used in the OPM were as follows:

	December 31,
	2025	2024
Weighted average expected term (years)	0.59	6.00
Weighted average expected volatility	80.8%	77.5%
Risk-free interest rate	3.8%	4.2%
Dividend yield	0%	0%
Weighted average Marketability Discount	14.4%	32.5%